STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012
Revenues:
Products	$ 2,149	$ 3,688	$ 4,532		$ 7,443		$ 15,303
Services	4,219	4,336	8,589		8,265		16,027
Total revenues	6,368	8,024	13,121		15,708		31,330
Cost of revenues:
Products	344	283	853		512		1,218
Services	2,300	2,773	4,779		5,396		10,771
Total cost of revenues	2,644	3,056	5,632		5,908		11,989
Gross profit	3,724	4,968	7,489		9,800		19,341
Operating costs and expenses:
Research and development, net	706	649	1,460		1,337		2,609
Selling and marketing	2,552	2,163	4,726		4,240		8,733
General and administrative	1,044	1,260	2,127		2,884		5,087
Total operating costs and expenses	4,302	4,072	8,313		8,461		16,429
Operating income (loss)	(578)	896	(824)		1,339		2,912
Financial expenses , net	117	97	156		17		191
Income (loss) from continuing operations before taxes on income	(695)	799	(980)		1,322		2,721
Income tax expense (benefit)	87	(53)	104		(16)		(1,122)
Net income (loss)	(782)	852	(1,084)		1,338		3,843
Net earnings (loss) per share, (Note 3):
Basic	$ (0.07)	$ 0.07	$ (0.09)		$ 0.12		$ 0.34
Diluted	$ (0.07)	$ 0.07	$ (0.09)		$ 0.11		$ 0.31
Other comprehensive income (loss), net of tax :
Foreign currency translation adjustments	57	(433)	(370)	[1]	(268)	[1]	(80) [1]
Comprehensive income (loss)	$ (725)	$ 419	$ (1,454)		$ 1,070		$ 3,763

[1]	As of December 31, 2012, June 30, 2012 and June 30, 2013 includes only foreign currency translation adjustments balances.